Subsequent Events (Details Narrative) - USD ($)	1 Months Ended			5 Months Ended
	Apr. 10, 2026	Mar. 27, 2026	Mar. 16, 2026	Jun. 12, 2026	Apr. 02, 2026
Subsequent Events [Abstract]
Loan		$ 1,429,981		$ 634,237
Interest rate		2.24%		2.65%
Debt Instrument, Maturity Date, Description		March 26, 2027
Loan Borrowed	$ 714,990		$ 4,289,943
Loan Borrowed to Third Party	$ 571,993				$ 4,146,945